Trade receivables (Details) - GBP (£)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Trade receivables
Trade receivables	£ 97,240,000	£ 159,679,000	£ 66,899,000
Less: non-current portion
Trade receivables	34,333,000	43,694,000	40,586,000
Current trade receivables	62,907,000	115,985,000	26,313,000
Transfer fees receivable	59,503,000	57,726,000	56,843,000
Deferred revenue contractually payable to Group	28,529,000	91,968,000	4,255,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	34,333,000	43,694,000	40,586,000
Cost / gross value
Trade receivables
Trade receivables	109,348,000	172,829,000	69,633,000
Accumulated impairment
Trade receivables
Trade receivables	(12,108,000)	(13,150,000)	(2,734,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade receivables
Trade receivables	£ 99,105,000	£ 161,797,000	£ 69,864,000